Loans and advances to clients (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans And Receivables Loans And Advances To Customers [Abstract]
Balance at beginning of year on 01/01/2018 previously to the initial adoption IFRS 9)	R$ 22,425,801	R$ 19,144,995	R$ 18,887,132
IFRS9 initial adoption effects	0	702,992	0
Balance at beginning of year on 01/01/2018 after the initial adoption IFRS 9)	22,425,801	19,847,987	18,887,132
Net additions	16,000,733	13,871,666	13,679,423
Written-off assets	(15,000,458)	(11,293,852)	(13,421,560)
Balance at end of year	R$ 23,426,076	R$ 22,425,801	R$ 19,144,995